Other assets - narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2020	Jan. 31, 2019
Other assets
Fluidda - Notional amount	€ 2,500				€ 2,500
Fluidda - Maturity years	7 years
Fluidda - Interest rate	10.00%
Fair value adjustment in Equity investment	€ 307	€ 92	€ 3,443
AM Flow fair value	0			€ 307
Fair Value Equity Investment In Essentium Inc			3,443
Convertible loan	3,744	€ 3,494	€ 3,560
AM Danube BV
Other assets
Investments accounted for using equity method	€ 307